BUSINESS COMBINATION (Details Narrative)	1 Months Ended						6 Months Ended	12 Months Ended
	May 31, 2026 USD ($)	May 31, 2026 HKD ($)	Nov. 30, 2025 USD ($)	Nov. 30, 2025 HKD ($)	Apr. 30, 2025 USD ($)	Apr. 30, 2025 HKD ($)	Jun. 30, 2024 HKD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 HKD ($)	Jun. 30, 2026 HKD ($)	May 30, 2026 USD ($)	May 30, 2026 HKD ($)	Nov. 30, 2025 HKD ($)	Apr. 30, 2025 HKD ($)
Business Combination [Line Items]
Contingent consideration asset								$ 2,392,308			$ 1,680,000	$ 18,660,000
Net loss							$ 3,649,121	1,870,740	$ 14,591,784		(7,933,627)
Revenues							$ 24,819,541	$ 17,337,623	135,233,463		$ 83,548,892
Performance Plus Enterprises Limited (“Performance Plus”) [Member]
Business Combination [Line Items]
Non-controlling interest percentage								20.00%			20.00%	20.00%
Care U Professional Nursing Service Limited (“Care U”) [Member]
Business Combination [Line Items]
Ownership percentage								80.00%				80.00%
Care U Professional Nursing Service Limited (“Care U”) [Member] | Top Spin Investment Company Limited (“Top Spin”) [Member]
Business Combination [Line Items]
Ownership percentage					80.00%											80.00%
Performance Plus Enterprises Limited (“Performance Plus”) [Member]
Business Combination [Line Items]
Ownership percentage								80.00%				80.00%
Performance Plus Enterprises Limited (“Performance Plus”) [Member] | Top Spin Investment Company Limited (“Top Spin”) [Member]
Business Combination [Line Items]
Ownership percentage					100.00%											100.00%
Top Spin Investment Company Limited (“Top Spin”) [Member]
Business Combination [Line Items]
Business acquisition percentage					100.00%											100.00%
Total consideration					$ 10,118,424	$ 78,923,708
Contingent consideration asset					215,385											$ 1,680,000
Accounts receivables fair value																8,244,364
Allowance for credit loss																0
Acquisition related costs					$ 20,513											$ 160,000
Net loss										$ (16,244)	$ (126,702)
Revenues										1,049,374	8,185,119
Proforma revenue										16,397,879	127,903,458
Proforma net income (loss)										(1,211,498)	(9,449,688)
Bowser Human Resources Limited (“Bowser”) [Member]
Business Combination [Line Items]
Business acquisition percentage			100.00%												100.00%
Total consideration			$ 11,268,592	$ 87,895,017
Contingent consideration asset			262,821												$ 2,050,000
Accounts receivables fair value															4,907,592
Allowance for credit loss															0
Acquisition related costs			$ 6,538												$ 51,000
Net loss								$ 152,409	1,188,787
Revenues								2,601,206	20,289,403
Proforma revenue								18,864,371	147,142,094
Proforma net income (loss)								2,030,115	15,834,900
Top Team Consultants Limited (“Top Team”) [Member]
Business Combination [Line Items]
Business acquisition percentage			100.00%												100.00%
Total consideration			$ 1,388,176	$ 10,827,775
Contingent consideration asset			253,846												$ 1,980,000
Accounts receivables fair value															356,707
Allowance for credit loss															0
Acquisition related costs			$ 6,538												$ 51,000
Net loss								4,619	36,032
Revenues								387,332	3,021,189
Proforma revenue								17,524,071	136,687,754	14,495,022	113,061,174
Proforma net income (loss)								$ 1,871,924	$ 14,601,009	$ 1,053,472	$ 8,217,085
Axiom Digital Limited (“Axiom”) [Member]
Business Combination [Line Items]
Business acquisition percentage	100.00%	100.00%
Total consideration	$ 10,174,913	$ 79,364,320
Acquisition related costs													$ 7,436	$ 58,000